Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total	$ 1,119,478	$ 1,155,313	$ 20,581	$ 85,942	$ 1,023	$ 2,382,337